Capital and funding - Summary of Combined Financial Information in Relation to HUL (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Disclosure of classes of share capital [line items]
Non-current assets	€ 53,405		€ 60,556
Current assets	17,066		19,194
Current liabilities	(21,662)		(25,234)
Non-current liabilities	(31,222)		(31,961)
Turnover	50,503		52,479	[1]	€ 51,680	[1]
Profit after tax	10,011		6,369	[1]	7,140	[2]
Equity at beginning of period	(22,555)		(20,764)		(21,701)
Profit after tax	(10,011)		(6,369)	[1]	(7,140)	[2]
Other comprehensive income	2,227		(1,521)	[2]	1,883	[2]
Other movements in equity	(107)	[3]	136		2
Equity at end of period	(17,587)		(22,555)		(20,764)
Non-controlling interests
Disclosure of classes of share capital [line items]
Profit after tax	542		625		653
Equity at beginning of period	(2,565)		(2,662)		(2,680)
Profit after tax	(542)		(625)		(653)
Other movements in equity	(32)	[3]	97		21
Equity at end of period	(2,057)		(2,565)		(2,662)
Subsidiaries with material non-controlling interests | Hindustan Unilever Limited
Disclosure of classes of share capital [line items]
Non-current assets	4,968		6,478
Current assets	1,561		2,125
Current liabilities	(1,594)		(1,456)
Non-current liabilities	(1,307)		(1,798)
Turnover	6,253		6,607
Profit after tax	940		1,167
Total comprehensive income	110		1,318
Net increase/(decrease) in cash and cash equivalents	(163)		364
Profit after tax	(940)		(1,167)
Subsidiaries with material non-controlling interests | Hindustan Unilever Limited | Non-controlling interests
Disclosure of classes of share capital [line items]
Profit after tax	539		446
Equity at beginning of period	(2,044)		(2,048)
Profit after tax	(539)		(446)
Other comprehensive income	6		3
Dividend paid to the non-controlling interest	582		511
Currency translation	306		(60)
Other movements in equity	120		(4)
Equity at end of period	€ (1,569)		€ (2,044)		€ (2,048)

[1]	The 2024 and 2023 comparatives have been restated from those previously published to reflect the demerger of our Ice Cream business (see note 21).
[2]	The 2024 and 2023 comparatives have been restated from those previously published to reflect the demerger of our Ice Cream business (see note 21).
[3]	Includes the impact on the minority liability and non-controlling interest following the acquisition of Dr. Squatch and Minimalist, and the step-up acquisitions of Nutrafol, Welly and Equilibra.